Trade and other receivables - Disclosure of Detailed Information about Trade and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	SFr 253	SFr 286
Value added tax	895	470
Withholding tax	605	1,484
Other receivables	81	77
Trade and other receivables	SFr 1,834	SFr 2,317